Contingencies, commitments and restrictions on the distribution of profits - Ecuadorian Concession Agreement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 20, 2021	Jan. 31, 2020	Dec. 31, 2021	Jul. 06, 2018
Schedule Of Commitment [Line Items]
Percentage of annual concession fee to be paid	50.25%
Minimum
Schedule Of Commitment [Line Items]
Percentage of annual concession fee to be paid	55.25%
Maximum
Schedule Of Commitment [Line Items]
Percentage of annual concession fee to be paid	53.66%
Ecuador | TAGSA
Schedule Of Commitment [Line Items]
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust			55.25%
Performance guarantee			$ 3,000,000
Percentage of amount required to be paid to maintain performance bond			20.00%
Ecuador | ECOGAL
Schedule Of Commitment [Line Items]
Performance bond			$ 700
Ecuador | Guayaquil Concession Agreement
Schedule Of Commitment [Line Items]
Additional work to be completed				$ 32,200,000
Amount remain pending			8,800,000
Fixed amount required to pay per year for administrative services		$ 524,600,000	1,500,000
Performance bond			$ 2,200,000